Submission	Oct. 01, 2025
Submission [Line Items]
Central Index Key	0001880343
Registrant Name	AMAZE HOLDINGS, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES